UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II


                       UCM INSTITUTIONAL MONEY MARKET FUND


  SEMI-ANNUAL REPORT                                          JANUARY 31, 2008
================================================================================














                                            INVESTMENT ADVISER:
                                            UTENDAHL CAPITAL MANAGEMENT L.P.






================================================================================

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedule of Investments...................................................     1

Statement of Assets and Liabilities.......................................     9

Statement of Operations...................................................    10

Statement of Changes in Net Assets........................................    11

Financial Highlights......................................................    12

Notes to Financial Statements.............................................    13

Disclosure of Fund Expenses...............................................    19

--------------------------------------------------------------------------------







The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-UCM-6018; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
[BAR CHART OMITTED]
48.3%  Commercial Paper
15.5%  Corporate Bonds
15.5%  Asset-Backed Securities
12.4%  Certificates of Deposit
 8.3%  Repurchase Agreements

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) -- 49.0%
--------------------------------------------------------------------------------
                                                        Face
                                                       Amount        Value
                                                      --------     ---------
ASSET BACKED SECURITIES -- 19.5%
    Atomium Funding (B)
       5.128%, 02/15/08.............................$ 6,200,000  $  6,187,824
    Barton Capital (B)
       5.057%, 02/05/08............................. 10,000,000     9,994,445
       4.091%, 02/07/08.............................  2,000,000     1,998,640
       4.443%, 03/06/08.............................  6,200,000     6,174,179
       3.323%, 04/11/08.............................  6,800,000     6,756,367
    Beethoven Funding (B)
       5.614%, 02/15/08.............................  5,000,000     4,989,208
       4.229%, 03/13/08.............................  2,600,000     2,587,563
       3.569%, 03/20/08............................. 10,000,000     9,952,667
    Chariot Funding (B)
       4.414%, 02/04/08.............................    895,000       894,672
       3.277%, 04/24/08............................. 10,804,000    10,723,045
       3.196%, 04/25/08.............................  5,000,000     4,963,017
    Corporate Asset Funding (B)
       4.328%, 03/03/08.............................  2,500,000     2,490,743
       4.282%, 03/13/08.............................  5,000,000     4,975,799
       4.211%, 03/14/08.............................  4,000,000     3,980,493
    Dollar Thrifty Funding
       4.669%, 02/04/08.............................  3,900,000     3,898,489
    Falcon Asset Securitization (B)
       3.319%, 02/01/08............................. 14,200,000    14,200,000
       3.246%, 04/25/08.............................  5,000,000     4,962,433
    Giro Balanced Funding (B)
       3.550%, 02/01/08............................. 15,500,000    15,500,000
       5.222%, 02/04/08.............................  6,800,000     6,797,082
    Govco (B)
       4.254%, 03/19/08.............................  7,900,000     7,856,475
       3.226%, 04/25/08............................. 10,000,000     9,925,333

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                        Face
                                                       Amount        Value
                                                      --------     ---------
ASSET BACKED SECURITIES -- CONTINUED
    Park Avenue Receivables (B)
       4.308%, 02/14/08.............................$ 5,000,000  $  4,992,254
    Scaldis Capital (B)
       4.860%, 02/01/08.............................  2,700,000     2,700,000
    Sheffield Receivables (B)
       4.316%, 02/11/08.............................  5,000,000     4,994,028
    Windmill Funding I (B)
       3.400%, 02/01/08.............................  1,100,000     1,100,000
       4.503%, 03/03/08.............................  5,000,000     4,980,754
       4.360%, 03/07/08.............................  8,000,000     7,966,322
       4.026%, 03/13/08.............................  1,600,000     1,592,711
       4.499%, 04/04/08.............................  7,300,000     7,243,151
                                                                 ------------
                                                                  175,377,694
                                                                 ------------
BANKS -- 10.3%
    Bank of Scotland
       5.502%, 02/04/08.............................  8,900,000     8,896,294
       5.296%, 02/07/08.............................    200,000       199,825
       4.347%, 02/29/08.............................    500,000       498,320
       4.230%, 03/20/08.............................  9,550,000     9,496,580
       3.100%, 04/14/08.............................  3,100,000     3,080,639
    JPMorgan Chase
       5.127%, 02/01/08............................. 15,000,000    15,000,000
       4.582%, 02/04/08.............................    474,000       473,820
       4.516%, 02/06/08.............................    718,000       717,551
       4.626%, 02/07/08.............................    383,000       382,707
       4.516%, 02/08/08.............................    778,000       777,319
       4.519%, 02/13/08.............................    159,000       158,761
       4.521%, 02/15/08.............................    104,000       103,818
       4.523%, 02/19/08.............................    480,000       478,920
       4.525%, 02/20/08.............................    177,000       176,580
       4.526%, 02/25/08.............................    149,000       148,553
       4.528%, 02/26/08.............................    208,000       207,350
       4.669%, 02/27/08.............................    382,000       380,727
       4.431%, 03/07/08.............................    113,000       112,517
       4.434%, 03/14/08.............................    155,000       154,204
       4.440%, 03/25/08.............................    119,000       118,229
       4.352%, 04/17/08.............................    815,000       807,602
       4.355%, 04/24/08.............................    944,000       934,641
       4.360%, 05/02/08.............................    712,000       704,261

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                        Face
                                                       Amount        Value
                                                      --------     ---------
BANKS -- CONTINUED
    Societe Generale North America
       4.299%, 02/01/08.............................$ 8,000,000  $  8,000,000
       5.170%, 03/10/08.............................  7,000,000     6,962,317
       3.422%, 04/04/08.............................  1,750,000     1,739,587
       4.502%, 04/07/08.............................  5,500,000     5,455,129
       4.347%, 04/08/08.............................  4,600,000     4,563,187
       4.399%, 04/09/08.............................  5,000,000     4,958,917
       3.939%, 04/15/08.............................  5,000,000     4,959,917
    Toronto-Dominion Holdings USA (B)
       3.843%, 02/29/08............................. 12,000,000    11,964,300
                                                                 ------------
                                                                   92,612,572
                                                                 ------------
CONSUMER PRODUCTS -- 2.3%
    Anheuser-Busch (B)
       3.725%, 03/19/08............................. 10,000,000     9,951,695
    Avon Capital (B)
       4.349%, 02/12/08.............................    489,000       488,353
    Walt Disney
       3.771%, 04/29/08............................. 10,500,000    10,404,263
                                                                 ------------
                                                                   20,844,311
                                                                 ------------
FINANCE -- 10.3%
    American Honda Finance
       3.733%, 04/10/08............................. 15,000,000    14,893,625
    Barclays US Funding
       4.808%, 02/05/08.............................  5,000,000     4,997,361
       4.038%, 04/04/08.............................  2,613,000     2,594,709
       4.275%, 04/08/08.............................  3,000,000     2,976,382
    CIT Group (B)
       5.085%, 02/04/08 ............................  5,000,000     4,997,908
       4.896%, 02/15/08 ............................  6,374,000     6,361,934
       4.784%, 02/29/08 ............................  5,000,000     4,981,528
       3.727%, 04/04/08 ............................  5,000,000     4,967,625
    HSBC USA
       3.855%, 04/09/08.............................  8,000,000     7,942,276
       4.267%, 04/11/08.............................  6,000,000     5,950,767
    ING US Funding
       4.769%, 02/08/08.............................  6,083,000     6,077,429
       3.016%, 04/04/08.............................  3,500,000     3,481,625
       3.020%, 04/18/08.............................  2,900,000     2,881,392

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                        Face
                                                       Amount        Value
                                                      --------     ---------
FINANCE -- CONTINUED
    Merrill Lynch
       4.439%, 03/03/08.............................$ 5,000,000  $  4,981,012
       4.594%, 03/20/08.............................  5,000,000     4,969,667
    Prudential (B)
       3.129%, 05/09/08.............................  5,000,000     4,957,806
    UBS Finance Delaware
       4.306%, 04/08/08.............................  5,000,000     4,960,358
                                                                 ------------
                                                                   92,973,404
                                                                 ------------
INDUSTRIALS -- 3.9%
   General Electric
       3.838%, 02/29/08............................. 10,000,000     9,970,289
       3.799%, 03/28/08............................. 10,000,000     9,941,355
       3.761%, 04/28/08.............................  5,000,000     4,955,050
       3.715%, 05/13/08............................. 10,000,000     9,896,017
                                                                 ------------
                                                                   34,762,711
                                                                 ------------
OIL-ENERGY -- 2.7%
    FPL Fuels
       4.153%, 03/14/08............................. 24,500,000    24,382,166
                                                                 ------------
    TOTAL COMMERCIAL PAPER
       (Cost $440,952,858) .........................              440,952,858
                                                                 ------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- 15.8%
--------------------------------------------------------------------------------
BANKS -- 7.1%
    American Express Bank (C)
       5.122%, 05/07/08............................. 13,980,000    13,974,168
    American Express Centurion Bank (C)
       5.122%, 05/07/08.............................  6,600,000     6,596,681
    Bank One
       6.250%, 02/15/08.............................  4,145,000     4,146,633
    JPMorgan Chase
       4.000%, 02/01/08.............................    800,000       800,000
    National City Bank (C)
       5.172%, 02/07/08 ............................  5,950,000     5,949,949
    Toronto Dominion Bank
       6.500%, 08/15/08.............................  3,000,000     3,019,323
    US Bancorp MTN
       3.125%, 03/15/08.............................  5,000,000     4,986,588


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------
                                                        Face
                                                       Amount        Value
                                                      --------     ---------
BANKS -- CONTINUED
    Wachovia Bank (C)
       4.976%, 06/20/08.............................$15,000,000  $ 15,008,652
       3.401%, 11/25/08.............................  9,000,000     9,000,000
                                                                 ------------
                                                                   63,481,994
                                                                 ------------
CONSUMER DISCRETIONARY -- 1.6%
    Target
       3.375%, 03/01/08............................. 14,436,000    14,418,854
                                                                 ------------
FINANCE -- 5.5%
    American Express Credit
       3.000%, 05/16/08.............................  2,200,000     2,187,132
    American Honda Finance MTN (B)
       4.250%, 03/11/08.............................  5,000,000     4,994,278
       5.840%, 09/18/08 (C).........................  5,000,000     5,000,000
    Caterpillar Financial Services
       2.700%, 07/15/08.............................  1,640,000     1,620,996
    Citigroup
       3.500%, 02/01/08............................. 13,302,000    13,302,000
    General Electric Capital MTN
       3.500%, 05/01/08.............................  2,235,000     2,225,204
    HSBC Finance MTN
       5.000%, 02/15/08.............................  2,000,000     1,999,712
       5.836%, 02/15/08.............................  1,070,000     1,070,064
       4.125%, 03/11/08.............................  1,920,000     1,916,979
    Lehman Brothers Holdings
       7.000%, 02/01/08.............................  2,000,000     2,000,000
    Solomon Smith Barney MTN
       6.500%, 02/15/08............................. 12,828,000    12,835,006
                                                                 ------------
                                                                   49,151,371
                                                                 ------------
UTILITIES -- 1.6%
    National Rural Utilities
       3.875%, 02/15/08............................. 12,787,000    12,779,566
       6.200%, 02/01/08.............................  2,140,000     2,140,000
                                                                 ------------
                                                                   14,919,566
                                                                 ------------
    TOTAL CORPORATE BONDS
       (Cost $141,971,785)..........................              141,971,785
                                                                 ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 15.8%
--------------------------------------------------------------------------------
                                                        Face
                                                       Amount        Value
                                                      --------     ---------
    AmeriCredit Automobile Receivables Trust, Cl A1
       5.318%, 08/06/08.............................$   525,431  $    525,431
    AmeriCredit Automobile Receivables Trust, Cl A1
       5.914%, 10/06/08.............................  2,468,828     2,468,839
    AmeriCredit Prime Automobile Receivables
       Trust, Cl A1
       5.275%, 10/08/08.............................  4,097,423     4,097,423
    BMW Luxury Touring Automobile Receivables
       Trust, Cl A1
       5.062%, 11/17/08.............................  2,093,289     2,093,289
    Capital Auto Receivables Trust, Cl A1
       5.605%, 08/15/08 (B).........................  3,629,664     3,629,664
    Capital Auto Receivables Trust, Cl A1
       4.910%, 11/17/08 (B).........................  3,445,397     3,445,397
    Capital Auto Receivables Trust, Cl A1
       5.105%, 12/15/08 (B).........................  5,838,403     5,838,403
    Capital Auto Receivables Trust, Cl A1
       3.386%, 02/17/09 (B)......................... 15,000,000    15,000,000
    Capital Auto Receivables Trust, Cl A4
       4.386%, 11/15/08 (C).........................    457,531       457,433
    Capital One Prime Automobile Receivables
       Trust, Cl A1
       5.222%, 10/15/08.............................  2,441,086     2,441,086
    Carmax Auto Owner Trust, Cl A1
       5.839%, 09/15/08.............................  1,366,275     1,366,275
    Carmax Auto Owner Trust, Cl A1
       4.454%, 01/15/09.............................  5,000,000     5,000,000
    Caterpillar Financial Asset Trust, Cl A1
       5.672%, 09/25/08.............................  1,354,443     1,354,443
    CNH Equipment Trust, Cl A1
       5.816%, 10/09/08.............................  1,806,820     1,806,820
    Daimler Chrysler Auto Trust, Cl A1
       4.945%, 11/10/08 (B)......................... 12,759,763    12,759,763
    Ford Credit Auto Owner Trust, Cl A1
       5.292%, 10/15/08 (B).........................  4,641,753     4,641,753
    Ford Credit Auto Owner Trust, Cl A1
       4.018%, 02/13/09 (B)......................... 10,000,000    10,000,000
    General Electric Equipment Midticket, Cl A1
       4.906%, 11/14/08.............................  4,168,851     4,168,851
    Harley-Davidson Motorcycle Owners Trust, Cl A1
       5.594%, 09/15/08.............................  1,511,927     1,511,927
    Honda Automobile Receivables Owners Trust, Cl A1
       5.565%, 08/15/08.............................  1,280,234     1,280,234

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
                                                        Face
                                                       Amount        Value
                                                      --------     ---------
    Hyundai Auto Receivables Trust, Cl A1
       5.290%, 10/15/08.............................$   669,457   $   669,457
    Nissan Auto Lease Trust, Cl A1
       5.330%, 08/15/08.............................    901,118       901,118
    Nissan Auto Receivables Owners Trust, Cl A1
       5.264%, 10/15/08.............................  2,640,161     2,640,161
    Nissan Auto Receivables Owners Trust, Cl A1
       3.998%, 01/15/09.............................  8,000,000     8,000,000
    Santander Drive Auto Receivables Trust, Cl A1
       5.801%, 09/15/08.............................  5,145,113     5,145,113
    Santander Drive Auto Receivables Trust, Cl A1
       5.337%, 10/15/08.............................  4,598,670     4,598,670
    Triad Auto Receivables Trust, Cl A1
       5.068%, 12/12/08............................. 11,272,494    11,272,494
    United Pan American Financial Corp, Cl A1
       4.987%, 11/17/08.............................  7,871,994     7,871,994
    Wachovia Auto Loan Trust, Cl A1
       3.943%, 01/20/09............................. 14,000,000    14,000,000
    World Omni Automobile Receivables Trust, Cl A1
       5.676%, 10/15/08.............................  2,613,480     2,613,480
                                                                 ------------
    TOTAL ASSET-BACKED SECURITIES
       (Cost $141,599,518) .........................              141,599,518
                                                                 ------------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 12.6%
--------------------------------------------------------------------------------
    American Express Centurion Bank
       4.050%, 04/11/08............................. 10,000,000    10,000,000
    Bank of Scotland
       4.950%, 02/01/08.............................  6,440,000     6,440,000
    Barclays Bank
       4.043%, 03/17/08 (C).........................  4,000,000     3,999,529
       4.050%, 04/15/08............................. 12,000,000    12,000,000
    Deutsche Bank
       3.790%, 04/17/08.............................  5,000,000     5,000,000
    First Tennessee Bank
       4.440%, 02/15/08............................. 10,000,000    10,000,000
       4.400%, 03/14/08............................. 15,000,000    15,000,000
    PNC Bank
       3.551%, 02/23/09.............................  6,200,000     6,200,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- CONTINUED
--------------------------------------------------------------------------------
                                                        Face
                                                       Amount        Value
                                                      --------     ---------
    Wells Fargo Bank
       4.260%, 02/01/08.............................$15,000,000  $ 15,000,000
    Wilmington Trust
       3.910%, 04/22/08............................. 10,000,000    10,001,327
       4.400%, 05/08/08............................. 20,000,000    20,000,000
                                                                 ------------
    TOTAL CERTIFICATES OF DEPOSIT
       (Cost $113,640,856) .........................              113,640,856
                                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.4%
--------------------------------------------------------------------------------
    Goldman Sachs
       3.130%, dated 01/31/08, to be repurchased on
       02/01/08, repurchase price $40,569,001
       (collateralized by various issues of commercial paper
       ranging in par value $13,156,006-$28,888,345,
       0.000%, 02/26/08-04/15/08, with total market
       value $41,782,438) .......................... 40,565,474    40,565,474
    Societe Generale
       3.250%, dated 01/31/08, to be repurchased on
       02/01/08, repurchase price $35,003,160
       (collateralized by various U.S. Government obligations,
       ranging in par value $2,319,264-$167,620,894,
       4.075%-7.229%, 06/01/20-07/01/46, with total
       market value $35,700,000).................... 35,000,000    35,000,000
                                                                 ------------
    TOTAL REPURCHASE AGREEMENTS
       (Cost $75,565,474) ..........................               75,565,474
                                                                 ------------
    TOTAL INVESTMENTS -- 101.6%
       (Cost $913,730,491)..........................             $913,730,491
                                                                 ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $898,987,136.
(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. AS OF JANUARY 31, 2008 THE TOTAL VALUE OF THESE SECURITIES WAS $285,459,612 AND REPRESENTED 31.7% OF NET ASSETS.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2008.
 CL   CLASS
MTN   MEDIUM TERM NOTE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
ASSETS:
   Investments, at Value (Cost $838,165,017) ......................$838,165,017
   Repurchase Agreements, at Value (Cost $75,565,474) .............  75,565,474
   Interest Receivable ............................................   2,476,036
   Prepaid Expenses ...............................................      26,266
                                                                   ------------
   TOTAL ASSETS ................................................... 916,232,793
                                                                   ------------
LIABILITIES:
   Payable for Investment Securities Purchased.....................  15,000,000
   Payable for Income Distribution.................................   2,120,431
   Payable due to Investment Adviser ..............................      58,486
   Payable due to Administrator ...................................      34,565
   Payable due to Trustees.........................................       2,989
   Chief Compliance Officer Fees Payable...........................       1,881
   Other Accrued Expenses..........................................      27,305
                                                                   ------------
   TOTAL LIABILITIES...............................................  17,245,657
                                                                   ------------
NET ASSETS.........................................................$898,987,136
                                                                   ============
NET ASSETS CONSIST OF:
   Paid-in Capital ................................................$898,991,778
   Distributions in Excess of Net Investment Income................      (2,140)
   Accumulated Net Realized Loss on Investments....................      (2,502)
                                                                   -----------
NET ASSETS.........................................................$898,987,136
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ................... 898,991,778
                                                                   ------------
NET ASSET VALUE, Offering and Redemption Price Per Share ..........$       1.00
                                                                   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               FOR THE SIX-MONTH
                                                               PERIOD ENDED
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest .......................................................... $22,497,799
                                                                    -----------
   TOTAL INVESTMENT INCOME ........................................  22,497,799
                                                                    -----------

EXPENSES:
Investment Advisory Fees...........................................   1,084,707
Administration Fees................................................     197,476
Chief Compliance Officer Fees......................................       4,861
Trustees' Fees.....................................................       3,293
Registration Fees..................................................      31,443
Custodian Fees.....................................................      31,260
Transfer Agent Fees................................................      23,507
Legal Fees.........................................................      17,190
Audit Fees.........................................................      10,194
Printing Fees......................................................       9,179
Insurance and Other Expenses.......................................      25,432
                                                                    -----------
   TOTAL EXPENSES .................................................   1,438,542
                                                                    -----------
Less: Waiver of Investment Advisory Fees...........................    (787,277)
      Fees Paid Indirectly (See Note 4)............................        (142)
                                                                    -----------
   NET EXPENSES ...................................................     651,123
                                                                    -----------
NET INVESTMENT INCOME .............................................  21,846,676
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS ..................................      (2,272)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................ $21,844,404
                                                                    ===========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                             ENDED              YEAR
                                                          JANUARY 31,           ENDED
                                                             2008              JULY 31,
                                                          (UNAUDITED)           2007
                                                          -----------         ---------
OPERATIONS:
   Net Investment Income............................  $    21,846,676      $  30,435,035
   Net Realized Gain (Loss) on Investments..........           (2,272)               115
                                                      ---------------      -------------
     NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS.............................       21,844,404         30,435,150
                                                      ---------------      -------------
DIVIDENDS FROM:
   Net Investment Income............................      (21,848,816)       (30,435,035)
                                                      ---------------      -------------
     TOTAL DIVIDENDS................................      (21,848,816)       (30,435,035)
                                                      ---------------      -------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Issued...........................................    1,904,617,185        905,150,082
   Reinvestment of Distributions....................        7,711,517          8,886,479
   Redeemed.........................................   (1,633,583,919)      (671,766,190)
                                                      ---------------      -------------
     NET INCREASE IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS .................      278,744,783        242,270,371
                                                      ---------------      -------------
     TOTAL INCREASE IN NET ASSETS...................      278,740,371        242,270,486
                                                      ---------------      -------------
NET ASSETS:
   Beginning of Period..............................      620,246,765        377,976,279
                                                      ---------------      -------------
   End of Period....................................  $   898,987,136      $ 620,246,765
                                                      ===============      =============
   Distributions in Excess of
      Net Investment Income.........................  $        (2,140)     $          --
                                                      ===============      =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                             SIX MONTHS
                                                ENDED        YEAR        PERIOD
                                             JANUARY 31,     ENDED       ENDED
                                                2008       JULY 31,     JULY 31,
                                             (UNAUDITED)     2007         2006*
                                             ----------    --------     --------
Net Asset Value, Beginning of Period........  $   1.00     $   1.00     $   1.00
                                              --------     --------     --------
Income from Operations:
   Net Investment Income....................      0.03         0.05         0.04
                                              --------     --------     --------
Total from Operations.......................      0.03         0.05         0.04
                                              --------     --------     --------
Dividends from:
   Net Investment Income....................     (0.03)       (0.05)       (0.04)
                                              --------     --------     --------
Total Dividends.............................     (0.03)       (0.05)       (0.04)
                                              --------     --------     --------
Net Asset Value, End of Period..............  $   1.00     $   1.00     $   1.00
                                              ========     ========     ========

TOTAL RETURN+...............................      2.58%        5.30%        3.78%
                                              ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).......  $898,987     $620,247     $377,976
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements,
   excluding fees paid indirectly)..........      0.15%**      0.18%        0.18%**
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements
   and fees paid indirectly)................      0.15%**      0.18%        0.18%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly)................      0.33%**      0.36%        0.44%**
Ratio of Net Investment Income to
   Average Net Assets.......................      5.04%**      5.17%        4.53%**

 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
   RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 * COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.
** ANNUALIZED.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2008
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with fourteen funds. The financial statements herein are those of the UCM Institutional Money Market Fund (the "Fund"). The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund primarily invests in a broad range of short-term, high quality U.S. dollar denominated money market instruments. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS  AND   DISTRIBUTIONS   TO  SHAREHOLDERS  --  Dividends  from  net
     investment income are declared daily and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving asofficers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board of Trustees.

4. ADMINISTRATION, TRANSFER AGENT, AND CUSTODIAN AGREEMENTS:

For the  period  of July 1,  2007  through  April  30,  2008,  the  Fund and the
Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of:

     0.10% of the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets;

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------

     0.04% on the next $250 million of the Fund's average daily net assets; and 0.02% on the Fund's average daily net assets over $500 million.

For the period of May 1, 2008 through June 30, 2008:
     0.10% of the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets; 0.045% on the next $250 million of the Fund's average daily net assets; and 0.03% on the Fund's average daily net assets over $500 million.

For the period of July 1, 2008 and thereafter:
     0.10% of the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets; 0.06% on the next $250 million of the Fund's average daily net assets; and 0.04% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000 and $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six month period ended January 31, 2008, the Fund earned cash management credits of $142 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Utendahl Capital Management L.P. (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Fund to 0.15% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time so long as seven business days notice is given.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent book/tax differences for the year ended July 31, 2007.

The tax character of dividends declared during the period ended July 31, 2007 and 2006 were as follows:

                                ORDINARY
                                 INCOME                 TOTAL
                              -----------            -----------
               2007           $30,435,035            $30,435,035
               2006            11,197,098             11,197,098

As of July 31, 2007, the components of Accumulated Losses on a tax basisconsist of Post-October losses of $(179) and a capital loss carryforward of $(51) (expiring 2015) available to offset future realized capital gains through the indicated expiration date. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through July 31, 2007, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------

7. LINE OF CREDIT:

The Fund entered into an agreement which enables it to participate in a $40 million uncommitted, senior secured line of credit with U.S. Bank, N.A. Any advances procured under the line of credit will be used as a temporary liquidity source to meet the redemption needs of the Fund. Interest is charged to the Fund based on its borrowings at the current reference rate. The Fund did not utilize the line of credit during the six months ended January 31, 2008.

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                           BEGINNING          ENDING                   EXPENSES
                           ACCOUNT            ACCOUNT     ANNUALIZED     PAID
                             VALUE             VALUE        EXPENSE     DURING
                           08/01/07          01/31/08       RATIOS      PERIOD*
--------------------------------------------------------------------------------
UCM INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN        $1,000.00         $1,025.80        0.15%       $0.76
HYPOTHETICAL 5% RETURN     1,000.00          1,024.38        0.15         0.76
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                       UCM INSTITUTIONAL MONEY MARKET FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-UCM-6018

                                    ADVISER:
                        Utendahl Capital Management L.P.
                           30 Broad Street, 21st Floor
                               New York, NY 10004
                                  866-590-8702

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103


              This information must be preceded or accompanied by a
                        current prospectus for the Fund.


UCM-SA-001-0300

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)*                    /s/ James F. Volk
                                             ------------------------
                                             James F. Volk, President

Date April 7, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             ------------------------
                                             James F. Volk, President

Date April 7, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             ------------------------
                                             Michael Lawson, Controller and CFO

Date April 7, 2008

* Print the name and title of each signing officer under his or her signature.